DIVIDENDS	12 Months Ended
Dec. 31, 2024
DIVIDENDS
DIVIDENDS

26. DIVIDENDS

No dividend was declared by the Group during the year ended December 31 2022.

In August 2023, the Group’s Board of Directors approved a special cash dividend of US$0.057 per ordinary share, or US$0.171 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on September 15, 2023, Beijing/Hong Kong Time and New York Time, respectively, payable in U.S. dollars. As a result, US$198.5 million dividend has been paid out during 2023, which funded by surplus cash on the Company’s balance sheet.

In March 2024, the Group’s Board of Directors approved a final cash dividend of US$0.117 per ordinary share, or US$0.351 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on April 5, 2024, Beijing/Hong Kong Time and New York Time, respectively, payable in U.S. dollars. As a result, US$398.8 million dividend has been paid out during 2024, which funded by surplus cash on the Company’s balance sheet.